Deferred Government Subsidy	6 Months Ended
Jun. 30, 2025
Deferred Government Subsidy [Abstract]
DEFERRED GOVERNMENT SUBSIDY

NOTE 14 – DEFERRED GOVERNMENT SUBSIDY

GMB BJ planned to relocate the Company address from Beijing to Zibo city, and it applied for subsidy of RMB 21,926,900 to compensate for the future incremental costs arising from the relocation, which was approved by the Finance Bureau of Zibo. The Company received government subsidy of RMB20,000,000, approximately $2,791,892, in January 2022. The Company relocated to Zibo in November 2023, however the expenditures related to relocation had not been audited and acknowledged by the government of Zibo as of June 30, 2025. Therefore, the cash received was recognized as a deferred government subsidy.